Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Summary of estimated useful lives of property plant and equipment
The Group depreciates its property, plant and equipment using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. Leasehold improvements are depreciated over the shorter of their lease term and their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Chargers and charging infrastructure	7 – 10 years
Other fixed assets	3 – 10 years
Assets under construction	Not depreciated

Summary of estimated useful lives of intangible assets
Amortization methods and periods
The Group amortizes intangible assets with a finite useful life using the straight-line method to allocate their cost over their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Software – Internally developed software	3 years
Software and licenses – Purchased from third parties	1 – 25 years
Customer relationships	16 – 17 years

Description of voluntary change in accounting policy
Consolidated statement of profit or loss for the years ended December 31, 2021 and 2020

	2021			2020
(in €‘000)	as reported	Change in accounting policies	restated	as reported	Change in accounting policies	restated
Cost of sales	(61,122)	(8,154)	(69,276)	(30,954)	(8,035)	(38,989)
Gross profit	25,169	(8,154)	17,015	13,295	(8,035)	5,260
General and administrative expenses	(337,451)	8,154	(329,297)	(47,468)	8,035	(39,433)